1. ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

Tego Cyber Inc. (the “Company”) was incorporated on September 6, 2019 in the State of Nevada. The Company has developed a threat intelligence platform designed to source then identify threats to an enterprise network before the threat has entered and caused irreparable harm. Tego also offer advanced cybersecurity consulting services including vulnerability assessments, penetration testing, vCISO services, dark web monitoring, cybersecurity policy creation and employee training.

The Company’s head office is at at 8565 S. Eastern Ave. #150, Las Vegas, Nevada, 89123.

Tego Cyber Inc. (the “Company”) was incorporated on September 6, 2019 in the State of Nevada. The Company has developed an automated threat intelligence defense platform that provides real-time protection against cyber-threats. The Company is focused on filling the cyber-security skills gap with automated cyber defense solutions, including a monthly software subscription to users of the multiple router and firewall manufacturers.

The Company’s head office is at at 8565 S. Eastern Ave. #150, Las Vegas, Nevada, 89123.